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                        The Advisors' Inner Circle Fund

                             HGK Fixed Income Fund

                        Supplement dated April 10, 2002
                     to the Prospectus dated March 1, 2002

     The Prospectus dated March 1, 2002, for the HGK Fixed Income Fund (the
             "Fund") is hereby amended and supplemented as follows:

  Under the heading "Performance Information" on page 4 of the prospectus the bar chart has been deleted and replaced with the following:

Plot point information is as follows:

2000            6.34%
2001           -1.44%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                               SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456



                                                                 April 10, 2002
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:      Advisors' Inner Circle Fund
         File Number 33-42484

Ladies and Gentlemen:

On behalf of the Advisors' Inner Circle Fund, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached please find a supplement dated April 10, 2002 to the Prospectus dated March 1, 2002.



                                                                ---------------
                                                               Laurie V. Brooks
                                                           SEI Legal Department